Share Capital (Details) - Schedule of weighted average period - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Weighted Average Period Abstract
Weighted-average grant date fair value of options granted, per option (in Dollars per share)	$ 5.32	$ 9.16	$ 5.76
Total intrinsic value of the options exercised	$ 221	$ 869	$ 82
Total fair value of options vested	$ 2,802	$ 3,356	$ 1,937